TAXES (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Provision for income taxes	$ 562,737	$ 465,077
Income tax description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s subsidiary, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023
Changes in income taxes	$ 375,177	$ 302,123
Changes in income per share	$ 0.04	$ 0.05
Deferred tax assets valuation allowance	$ 256,381				$ 215,354
Accrued tax liabilities	3,328,986				$ 5,052,018
Income tax payable	785,853
Forecast [Member]
Unpaid income tax liabilities			$ 1,500,000
VAT [Member]
Income tax payable	$ 2,000,000.0
VAT [Member] | Forecast [Member]
Unpaid income tax liabilities				$ 1,700,000
Domestic Tax Authority [Member] | Forecast [Member]
Unpaid income tax liabilities			$ 3,300,000
High and New Technology Enterprises [Member]
Effective income tax rate	15.00%
CHINA
Effective income tax rate	25.00%
Tea Essence Limited [Member] | HONG KONG
Effective income tax rate	16.50%
Provision for income taxes	$ 0	$ 0